Equity (Tables)	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Schedule of share repurchase programs
The following table presents our share repurchase programs approved by our Board of Directors from January 1, 2023 through June 30, 2024:

Program approval date	Program end date	Authorized amount	Program completion date
March 2023	September 30, 2023	$500,000	March 13, 2023
April 2023	September 30, 2023	500,000	September 14, 2023
July 2023	December 31, 2023	500,000	September 14, 2023
September 2023	December 31, 2023	650,000	November 16, 2023
October 2023	March 31, 2024	500,000	January 12, 2024
December 2023	March 31, 2024	250,000	March 8, 2024
February 2024	September 30, 2024	500,000	Not yet completed
May 2024	December 31, 2024	500,000	Not yet completed